American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND
Small Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Capital Portfolios Prospectus - SMALL CAP VALUE FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - SMALL CAP VALUE FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)	1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%	0.90%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.26%	1.06%	0.91%	1.51%	2.26%	1.76%	1.06%	0.91%	0.91%
Fee Waiver or Reimbursement	none	none	none	none	none	none	none	none	(0.90%)	[1]
Net Expenses (as a percentage of Assets)	1.26%	1.06%	0.91%	1.51%	2.26%	1.76%	1.06%	0.91%	0.01%
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios Prospectus - SMALL CAP VALUE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	129	400	692	1,522
I CLASS	108	338	585	1,294
Y CLASS	93	291	504	1,120
A CLASS	720	1,025	1,352	2,272
C CLASS	230	707	1,211	2,591
R CLASS	179	555	955	2,071
R5 CLASS	108	338	585	1,294
R6 CLASS	93	291	504	1,120
G CLASS	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies. The portfolio managers consider small cap companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. Though market capitalization will change from time to time, as of June 30, 2018, the market capitalizations of the largest companies in the S&P Small Cap 600® Index and the Russell 2000® Index were $5.6 billion and $6.7 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Small Cap Stocks — The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•
REITs Risk — Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 22.79% Lowest Performance Quarter (4Q 2018): -20.49%
Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Capital Portfolios Prospectus - SMALL CAP VALUE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 2000 Value Index		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(12.86%)	3.60%	10.39%
INVESTOR CLASS		Investor Class Return Before Taxes	(17.07%)	3.20%	11.46%		Jul. 31, 1998
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	(20.79%)	(0.26%)	8.74%		Jul. 31, 1998
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	(8.24%)	1.95%	9.02%		Jul. 31, 1998
I CLASS		I Class Return Before Taxes	(16.87%)	3.41%	11.70%		Oct. 26, 1998
Y CLASS	[1]	Y Class1 Return Before Taxes	(16.86%)	3.53%		5.21%	Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	(22.00%)	1.76%	10.53%		Dec. 31, 1999
C CLASS	[3]	C Class3 Return Before Taxes	(17.98%)	2.17%	10.35%		Mar. 01, 2010
R CLASS	[3]	R Class3 Return Before Taxes	(17.60%)	2.68%	10.90%		Mar. 01, 2010
R5 CLASS	[4]	R5 Class4 Return Before Taxes	(16.97%)	3.39%	11.69%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	(16.75%)	3.56%		5.23%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of the R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.